Consolidated statements of profit or loss and total comprehensive income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss and total comprehensive income
Revenues	$ 371,034	$ 326,142	$ 333,662
Voyage expenses and commissions	(6,756)	(6,863)	(10,443)
Vessel operating costs	(72,363)	(75,333)	(74,798)
Depreciation	(87,490)	(85,493)	(83,058)
General and administrative expenses	(17,509)	(13,362)	(18,960)
(Loss)/gain on disposal of vessels	171	(630)
Impairment loss on vessels	(32,471)	(103,977)	(23,923)
Profit from operations	154,616	40,484	122,480
Financial costs	(47,639)	(37,297)	(50,987)
Financial income	2,363	43	295
(Loss)/gain on derivatives	9,646	2,496	(14,929)
Total other expenses, net	(35,630)	(34,758)	(65,621)
Profit for the year	118,986	5,726	56,859
Total comprehensive income for the year	118,986	5,726	56,859
Common units
Profit or loss and total comprehensive income
Profit for the year	90,630	(23,486)	25,970
Total comprehensive income for the year	$ 90,630	$ (23,486)	$ 25,970
Earnings/(loss) per unit attributable to the Partnership, basic and diluted:
Earnings/(loss) per unit (basic)	$ 1.77	$ (0.47)	$ 0.55
Earnings/(loss) per unit (diluted)	$ 1.71	$ (0.47)	$ 0.52
General partner units
Profit or loss and total comprehensive income
Profit for the year	$ 1,898	$ (482)	$ 561
Total comprehensive income for the year	$ 1,898	$ (482)	$ 561
Earnings/(loss) per unit attributable to the Partnership, basic and diluted:
Earnings/(loss) per unit (basic)	$ 1.76	$ (0.46)	$ 0.55
Earnings/(loss) per unit (diluted)	$ 1.76	$ (0.46)	$ 0.55